Accrued Expenses	9 Months Ended
Sep. 30, 2023
Accrued Expenses [Abstract]
ACCRUED EXPENSES

6. ACCRUED EXPENSES

Accrued expenses consist of the following as of September 30, 2023 and December 31, 2022 (in thousands):

	September 30, 2023	December 31, 2022
Salary and wages	$1,403	$1,135
Transaction costs	1,000	—
Operating expenses	619	736
Benefits	803	650
Taxes	158	110
Total accrued expenses	$3,983	$2,631